2. Summary of Significant Accounting Policies (Details - Useful Lives)	12 Months Ended
Dec. 31, 2018
Laboratory Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life	3 years
Office and Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life	3 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life	5 years or the remaining term of the lease, if shorter
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life	5 years